Revenue Recognition (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013
Revenue Recognition [line items]
Reclassification of expenses in SG&A	$ 270,209	$ 276,652	$ 243,572
Reclassification of expenses in Cost of services provided and goods sold	$ 1,228,644	1,150,532	1,115,431
Roto-Rooter [Member]
Revenue Recognition [line items]
Credit payment terms	30 days
Duration of advance notice of cancellation without penalty for both parties	90 days
Term of contract	10 years
Duration of advance notice of cancelation without penatly	60 days
Roto-Rooter [Member] | Adoption of ASC 606 [Member]
Revenue Recognition [line items]
Reclassification of expenses in SG&A	$ 6,900
Roto-Rooter [Member] | Maximum [Member]
Revenue Recognition [line items]
Duration of services provided	5 days
Roto-Rooter [Member] | Minimum [Member]
Revenue Recognition [line items]
Duration of services provided	3 days
VITAS [Member]
Revenue Recognition [line items]
Period of tier one care rate	60 days
Period of tier two care rate	61 days
Period of services provided after discharge	12 months
Period of service intensity add-on payment	7 days
Reimbursement period per day	4 hours
Reimbursement increments	15 minutes
Minimum amount of care per 24-hr period	8 hours
Charity care cost	$ 8,200	7,700	7,000
Percentage of automatic budget reductions				2.00%
Additional Amount Owed For Medicar Cap				$ 3,600
Percentage of medicaid reimbursement	95.00%
Percentage of expenses	5.00%
VITAS [Member] | Adoption of ASC 606 [Member]
Revenue Recognition [line items]
Percentage of expenses	5.00%
Reclassification of expenses in SG&A	$ 11,800
Reclassification of expenses in Cost of services provided and goods sold	10,100
VITAS [Member] | Two Program Projected Measurement Period Liability [Member]
Revenue Recognition [line items]
Medicare cap adjustment	$ 4,100	$ 2,400	247
VITAS [Member] | One Program Projected Measurment Period Liability [Member]
Revenue Recognition [line items]
Medicare cap adjustment			$ 228